Taxation - Schedule of Reconciliation of the differences between the statutory EIT rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Yunxuetang [Member]
Operating Loss Carryforwards [Line Items]
Preferential Tax Rate	15.00%	15.00%	15.00%